8 - Convertible Notes Payable	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Text Block]
8 -       Convertible Notes Payable

During 2011, the Company received cash and issued convertible promissory notes payable as follows: a) two $200,000 promissory notes payable, aggregating $400,000, with a maturity dates of February 14, 2012, and April 10, 2012 and b) one  $14,000 promissory note with a maturity date of April 10, 2012, which was subsequently paid in full in June 2011.   The funds from these notes were used exclusively for the Company’s purchase orders. All these notes provide for interest only payments of 2%, payable monthly in cash, or common stock of the Company at $0.25 per share, at the option of the lender. There is no required principal payment on the note until maturity.  The principal portion of these notes can be converted into common stock at any time during the one year term at the rate of $.25 per share at the option of the lender.  All the notes can be extended by mutual consent of the lender and the Company.  In March 2012 the Company prepaid the sum of $85,000 to a holder of a $200,000 convertible note payable, leaving a balance of $115,000.  The maturity date of the balance of this note was extended to April 30, 2013, see note 16 below.

During 2010, the Company issued three one year $100,000 promissory notes payable, aggregating $300,000.  In June of 2011, the Company paid in full $100,000 for one of the three notes that were issued in 2010. In November 2011 the two remaining $100,000 notes were extended for one year by mutual consent, their new maturity dates are November 23, 2012 and January 4, 2013.  The terms of the monthly interest rate was reduced from 2% to 1% payable monthly in cash or common stock of the Company at $0.25 per share, at the option of the lender.  These notes are also to be used exclusively for the Company’s purchase orders. These original notes provided for interest only payments of 2%, payable monthly in cash, or common stock of the Company at $0.25 per share, at the option of the lender. There is no required principal payment on the notes until maturity.  The principal portion of the notes can be converted into common stock at any time during the one year term at the rate of $.25 per share at the option of the lender.  The notes can be extended by mutual consent of the lender and the Company.   In March 2012, the Company prepaid the sum of $85,000 to a holder of a $100,000 convertible note payable, leaving a balance of $15,000 the balance of this note matures on November 23, 2012, see note 16 below.

Interest expense associated with these notes for the years ended December 31, 2011 and 2010, was $131,715 and $7,494, respectively. Additionally, the Company issued to the note holders a total of 168,080 shares of common stock, 100,000 shares in 2011 and 68,080 shares in 2010.  These shares of common stock were valued at $.25 per share and are being amortized over the life of the notes.  The value assigned to these shares was $25,000 for 2011 shares and $17,020 for 2010 shares, of which $37,537 has been amortized as interest expense in fiscal year 2011 and $2,400 was expensed in fiscal year 2010. The unamortized discount on these notes as of December 31, 2011 and 2010 is $2,083 and $14,620, respectively. The effective interest rates on these notes were 28% and 31% in 2011 and 2010, respectively.